Net Loss Per Share - Anti-Dilutive Securities Excluded from Calculation of Diluted Net Loss Per Share (Detail) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Convertible Preferred Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net loss per share	16,558,330	25,078,396	20,901,591
Options To Purchase Common Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net loss per share	5,032,768	3,766,704	2,799,118
Convertible Preferred Stock Warrant
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net loss per share	71,318	128,231	5,619
Common Stock Warrant
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net loss per share	142,513